Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation	$ 324,460	$ 300,880	$ 206,724
Amortization	1,119,102	1,047,507	949,711
Depreciation and amortization	$ 1,443,562	$ 1,348,387	$ 1,156,435